Cover	Sep. 27, 2024
Cover [Abstract]
Entity Registrant Name	Lendway, Inc.
Entity Central Index Key	0000875355
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 27, 2024
Entity File Number	001-13471
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	41-1656308
Entity Address Address Line 1	5000 West 36th Street
Entity Address Address Line 2	Suite 220
Entity Address City Or Town	Minneapolis
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55416
City Area Code	763
Local Phone Number	392-6200
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	LDWY
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false